RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 30 - RELATED PARTIES
Subsidiaries and affiliates
A list of the principal companies controlled by the Group is presented in NOTE 32 - Subsidiaries and Operating Segments. Transactions between fully consolidated companies are eliminated when preparing the Consolidated Financial Statements.
Shareholders
On March 28, 2018, Constellium Issoire entered into a three-year €10 million unsecured revolving credit facility with Bpifrance Financement, an affiliate of one the shareholders of Constellium SE, Bpifrance Participations S.A., a related party. At December 31, 2019, the revolving credit facility has a €7 million borrowing base.
Key management remuneration
The Group’s key management comprises the Board members and the Executive committee members effectively present during 2019.
Executive committee members are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly reporting to the CEO.
The costs reported below are compensation and benefits for key management:

–	Short term employee benefits include their base salary plus bonus;

–	Directors’ fees include annual director fees, Board and committees’ attendance fees;

–	Share-based compensation includes the portion of the IFRS 2 expense as allocated to key management;

–	Post-employment benefits mainly include pension costs;

–	Termination benefits include departure costs.
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Short-term employee benefits	9	9	8
Directors' fees	1	1	1
Share-based compensation	10	6	4
Post-employments benefits	—	—	—
Termination benefits	—	—	1
Employer social contribution	1	1	1
Total	21	17	15